Investment income	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Investment income
7 Investment income

	2022	2021 1)	2020 1)

Interest income	4,071	3,536	3,652

Dividend income	1,504	1,327	1,397

Rental income	39	29	39

Total investment income	5,613	4,893	5,087

Interest income accrued on impaired financial assets	1	53	(70)

Interest income on financial assets that are not carried at Fair value through profit or loss	3,413	3,047	3,156

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Lease income is included within rental income. Please refer to note 45 Commitments and Contingencies for future lease payments (lease rights).

Total investment income from:	2022	2021 1)	2020 1)

Shares	1,504	1,327	1,397

Debt securities and money market instruments	3,374	2,970	3,105

Loans	538	499	497

Real estate	39	29	39

Other	159	68	49

Total	5,613	4,893	5,087

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Investment income is split into:	2022	2021 1)	2020 1)

Investment income related to general account	3,724	3,249	3,329

Investment income for account of policyholders	1,889	1,644	1,758

Total	5,613	4,893	5,087

Investment income from financial assets held for general account:

Available-for-sale	3,017	2,674	2,757

Loans	538	499	497

Financial assets designated at fair value through profit or loss	142	97	65

Real estate	4	(1)	12

Derivatives	8	(4)	(11)

Other	14	(15)	9

Total	3,724	3,249	3,329

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Aegon N.V [member]
Statement [LineItems]
Investment income	3 Investment income

	2022	2021

Interest income from intercompany loans	14	12

Interest income from derivatives	7	1

Total	21	13